000 B000000 05/31/2002
000 C000000 0000728374
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 AXP EXTRA INCOME FUND, INC.
001 B000000 811-3848
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
018  000000 N
019 A000000 Y
019 B000000   77
019 C000000 AMEXPFUNDS
028 A010000     49818
028 A020000     15955
028 A030000         0
028 A040000     59631
028 B010000     67875
028 B020000     14134
028 B030000         0
028 B040000     51792
028 C010000     49488
028 C020000     14916
028 C030000         0
028 C040000     42102
028 D010000     69565
028 D020000     14825
028 D030000         0
028 D040000     53245
028 E010000     59143
028 E020000     13326
028 E030000         0
028 E040000     50277
028 F010000     42663
028 F020000     13443
028 F030000         0
028 F040000     53608
028 G010000    338552
028 G020000     86599
028 G030000         0
028 G040000    310655
028 H000000     56496
029  000000 Y
030 A000000   3597
030 B000000  4.75
030 C000000  0.00
031 A000000   1654
031 B000000      0
032  000000      0
033  000000   1943
034  000000 Y
035  000000    646
036 A000000 N
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 Y
041  000000 Y
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000 100
043  000000  12191
044  000000      0
045  000000 N
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000      100
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000         0
071 B000000         0
071 C000000         0
071 D000000    0
072 A000000 12
072 B000000   204703
072 C000000    29180
072 D000000        0
072 E000000        0
072 F000000        0
072 G000000     1188
072 H000000        0
072 I000000     3482
072 J000000        0
072 K000000      337
072 L000000        0
072 M000000       13
072 N000000      142
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       12
072 S000000        0
072 T000000    12191
072 U000000        0
072 V000000        0
072 W000000        6
072 X000000    17371
072 Y000000       61
072 Z000000   216573
072AA000000        0
072BB000000   543707
072CC010000   206826
072CC020000        0
072DD010000   149670
072DD020000    60284
072EE000000    45589
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        0
074 B000000        0
074 C000000        0
074 D000000        0
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000        0
074 M000000  2454062
074 N000000  2454062
074 O000000        0
074 P000000       37
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     4078
074 S000000        0
074 T000000  2449947
074 U010000   634331
074 U020000   290470
074 V010000     0.00
074 V020000     0.00
074 W000000   0.0000
074 X000000   178765
074 Y000000        0
075 A000000        0
075 B000000  2547169
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 A000000 N/A
080 C000000        0
081 A000000 N
081 B000000   0
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 N
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

EXHIBIT 77D for AXP Extra Income Fund, Inc.

At the Board of Directors meeting held on October 10-11, 2001, the following investment policy was changed:

Under normal market conditions, at least 80% of the Fund's net assets will be invested in high-yielding, high risk corporate bonds (junk bonds). The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy

           Independent Auditors' Report on Internal Accounting Control



The Board of Directors and Shareholders
AXP Extra Income Fund, Inc.:


In planning and performing our audit of the financial statements of AXP Extra Income Fund, Inc. for the year ended May 31, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of AXP Extra Income Fund, Inc. is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above.

This report is intended solely for the information and use of management, the Board of Directors of AXP Extra Income Fund, Inc., and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ KPMG LLP
-------------
    KPMG LLP
    Minneapolis, Minnesota
    July 5, 2002